Organization - Additional Information (Detail) ¥ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
		Mar. 15, 2021 CNY (¥) shares	Dec. 31, 2013 USD ($) shares	Nov. 30, 2014 USD ($) shares	Dec. 31, 2021 CNY (¥) Customer shares	Dec. 31, 2021 USD ($) Customer	Dec. 31, 2020 CNY (¥) Customer shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2017	Dec. 31, 2014 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2018 shares	Feb. 22, 2017	Jun. 30, 2016	Jun. 27, 2008	Jun. 23, 2008
Summary of Investment Holdings [Line Items]
Proceeds from issuance of shares					¥ 3,565,843	$ 559,559
Ordinary shares, shares issued					505,183,788		479,219,628				505,183,788
Ordinary shares outstanding	[1]				505,183,788		479,219,628	475,706,748			505,183,788	472,225,380
No of ordinary shares per Ads after division | Customer					4	4
No of ordinary shares per Ads before division | Customer					1	1	1
Global Offering Including Over Allotment Option [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering		24,738,400
Global Offering Over Allotment Option [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering		4,544,000
Global Offering [Member]
Summary of Investment Holdings [Line Items]
Net proceeds from Global offering | ¥		¥ 4,294,850
American Depositary Shares [Member] | IPO [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering			8,993,000
Proceeds from issuance of shares | $			$ 142,590
American Depositary Shares [Member] | Follow-on offering [Member]
Summary of Investment Holdings [Line Items]
Newly issued shares through offering				2,424,801
Proceeds from issuance of shares | $				$ 97,344
Class A Ordinary Shares [Member]
Summary of Investment Holdings [Line Items]
Shares converted into Class A ordinary shares from Class B ordinary shares during the period										6,964,612
VIE Structure Concentration Risk [Member] | Net Revenues [Member] | Customer [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage					13.10%	13.10%	8.10%	8.30%
VIE Structure Concentration Risk [Member] | Assets, Total [Member] | Customer [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage					8.70%	8.70%	10.60%
VIE Structure Concentration Risk [Member] | Liabilities, Total [Member] | Customer [Member]
Summary of Investment Holdings [Line Items]
Concentration percentage					9.50%	9.50%	13.80%
Consolidated VIEs [Member]
Summary of Investment Holdings [Line Items]
Amounts due from PRC subsidiaries					¥ 183,335		¥ 129,223				$ 28,769
Inter-company balances between VIE and WFOE and Autohome HK					524,983		103,393				$ 82,381
Error corrections and prior period adjustments | ¥							423,800
Consolidated VIEs [Member] | Inter Company Revenues [Member]
Summary of Investment Holdings [Line Items]
Service fee					¥ 131,524	$ 20,639	¥ 173,299	¥ 113,430
Exclusive technical consulting and service agreements [Member]
Summary of Investment Holdings [Line Items]
Extension option in agreement term									10 years
Exclusive technical consulting and service agreements [Member] | Maximum [Member]
Summary of Investment Holdings [Line Items]
Term of agreement									30 years
Telstra Holdings Pty Ltd. [Member]
Summary of Investment Holdings [Line Items]
Percentage of the company owned by parent															55.00%	100.00%
Selling Shareholders of Cheerbright, China Topside and Norstar [Member]
Summary of Investment Holdings [Line Items]
Percentage of the Company owned by selling shareholders															45.00%
Ping An Insurance (Group) Company of China Ltd. [Member]
Summary of Investment Holdings [Line Items]
Percentage of the company owned by parent					44.50%						44.50%		6.50%	47.40%

[1]	Par value per share and the number of shares have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on February 5, 2021 as detailed in Note 2(a) and Note 22.